RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES (Tables)	3 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss
A rollforward of the allowance for credit losses for trade receivables was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$(18,001)
Additional provisions in the period	(2,570)
Write-offs	171
Recoveries of amounts previously reserved	735
Balance sheet reclassifications	(1,771)
Foreign exchange impact	(266)
Balance as of March 31, 2023	$(21,702)

Schedule of Accounts, Notes, Loans and Financing Receivable
The following table summarizes growers advances as of March 31, 2023 and December 31, 2022 based on their credit risk profile:

	March 31, 2023		December 31, 2022
	Short-Term	Long-Term	Short-Term	Long-Term

	(U.S. Dollars in thousands)
Secured gross advances to growers and suppliers	$75,845	$10,453	$66,485	$8,317
Allowance for secured advances to growers and suppliers	(13,205)	—	(12,534)	—
Unsecured gross advances to growers and suppliers	53,435	5,801	56,196	5,316
Allowance for unsecured advances to growers and suppliers	(3,257)	(3,161)	(3,283)	(3,147)
Net advances to growers and suppliers	$112,818	$13,093	$106,864	$10,486

Financing Receivable, Allowance for Credit Loss
A rollforward of the allowance for expected credit losses related to grower loans and advances was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$(18,964)
Additional provisions in the period	(471)
Recoveries of amounts previously reserved	34
Balance sheet reclassifications	(200)
Foreign exchange impact	(22)
Balance as of March 31, 2023	$(19,623)